INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2023	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Fair value of amortization	$ 370,000	$ 758,501
Asset amortization		50,567
Amortization net	$ 362,292	$ 707,934
Common issued shares	1,000,000
Common stock per share value	$ 0.37
Amortization discounted value	$ 7,708
Intangible assets net balance			$ 957,377	$ 1,070,226
Amortization of intangible assets			112,850
Intellectual property write off			$ 957,377